Restructuring expense (Details) SFr in Thousands		12 Months Ended
	Jun. 10, 2025 position	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2023 CHF (SFr)
Disclosure of attribution of expenses by nature to their function [line items]
Number of positions eliminated | position	34
Expense of restructuring activities		SFr 2,689	SFr 0	SFr 0
Payments of restructuring activities		501
Non-cash cost for share-based payments		142
Selling, general and administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Expense of restructuring activities		602
Research and development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Expense of restructuring activities		SFr 2,087